INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes
	Year ended December 31
	2025	2024
Domestic – Israel	$9,345	$12,156
Foreign
Cayman Islands	2,569	4,161
Chinese Subsidiary	(5)	192
Total	$11,909	$16,509

Schedule of Effective Benefit (Expense) Taxes
	Year ended December 31
	2025	2024
Loss before income taxes	$(11,909)	$(16,509)
Statutory tax rate	23%	23%
Computed “expected” tax income	(2,739)	(3,797)
Exchange rate differences	(822)	(21)
Non-deductible share-based compensation	-	1,373
Non-deductible financial instruments valuation	-	32
Effect of other non-deductible differences	21	78
Change in valuation allowance	2,952	1,392
Subsidiaries tax rate differences	591	953
Reported taxes on income	$3	$10

Schedule of Company's Deferred Tax Assets
	December 31
	2025	2024
Deferred tax assets
Operating loss carryforwards	$8,111	$5,800
Research and development	1,457	902
Accrued expenses	133	104
Bonus accrual	82	52
Lease liability	108	121
Other	55	42
Total deferred tax assets	$9,946	$7,021

Deferred tax liabilities
Right of use asset	(95)	(122)
Total deferred tax liabilities	$(95)	$(122)

Valuation allowance	$(9,851)	$(6,899)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Reconciliation of the Beginning and Ending Valuation Allowance
Balance as of December 31, 2023	$(5,507)
Additions	(1,392)
Balance as of December 31, 2024	$(6,899)
Additions	(2,952)
Balance as of December 31, 2025	$(9,851)